Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Information [Abstract]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss)	Reportable segments’ measure of profit and loss is earnings before interest, taxes, foreign exchange gain (loss), gain on deconsolidation of FCG, impairments, depreciation and amortization and change in fair values in warrant and earnout liabilities.
	Three months ended September 30, 2024
	Falcon’s Creative Group		Falcon’s Beyond Destinations		Falcon’s Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
			Destination Operations	PDP
Revenue	$		$347	$—	$1	$—	$1,721	$2,069
Share of gain or (loss) from equity method investments		(1,658)	77	1,619				38
Segment income (loss) from operations		(1,658)	(91)	1,619	(706)		(1,586)	(2,422)
Depreciation and amortization expense								(1)
Interest expense								(421)
Interest income								4
Change in fair value of warrant liabilities								676
Change in fair value of earnout liabilities								40,649
Foreign exchange transaction gain								816
Income tax benefit								—
Net income								$39,301
	Three months ended September 30, 2023
	Falcon’s Creative Group		Falcon’s Beyond Destinations			Falcon’s Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
			Destination Operations	PDP	Sierra Parima
Revenue	$1,267	(1)	$274	$—	$—	$1	$39	$—	$1,581
Share of gain or (loss) from equity method investments	(1,044	)(2)	84	1,527	(1,413)	—	(709)	—	(1,555)
Segment income (loss)	(4,868)		(526)	1,527	(1,413)	(2,356)	(671)	(11,216)	(19,523)
Depreciation and amortization expense									(59)
Gain on deconsolidation FCG									27,402
Impairment of intangible assets									(2,377)
Interest expense									(321)
Interest income									47
Foreign exchange transaction loss									(866)
Income tax benefit									7
Net income									$4,310

(1)      Revenue for the period ended July 27, 2023 (prior to FCG’s deconsolidation).

(2)      The Company’s share of its equity method investment in FCG subsequent to deconsolidation on July 27, 2023.

	Nine months ended September 30, 2024
	Falcon’s Creative Group		Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
			Destination Operations	PDP
Revenue	$		$445	$		$1	$	$4,937	$5,383
Share of gain or (loss) from equity method investments		(137)	239		2,810				2,912
Segment income (loss) from operations		(137)	(846)		2,810	(2,162)		(8,045)	(8,380)
Depreciation and amortization expense									(4)
Share of equity method investee’s impairment of fixed assets
Interest expense									(1,128)
Interest income									10
Change in fair value of warrant liabilities									(1,715)
Change in fair value of earnout liabilities									172,271
Foreign exchange transaction gain									298
Income tax benefit									1
Net income									$161,353
	Nine months ended September 30, 2023
	Falcon’s Creative Group		Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
			Destination Operations	PDP	Sierra Parima
Revenue	$14,514	(1)	$380	$—	$—	$1,482	$(279)	$—	$16,097
Share of gain or (loss) from equity method investments	(1,044	)(2)	212	1,902	(4,049)		(711)		(3,690)
Segment income (loss)	(5,596)		(1,324)	1,902	(4,049)	(3,450)	(913)	(23,197)	(36,627)
Depreciation and amortization expense									(1,575)
Gain on deconsolidation FCG									27,402
Impairment of intangible assets									(2,377)
Interest expense									(887)
Other income									92
Foreign exchange transaction loss									(396)
Income tax benefit									26
Net loss									$(14,342)

	Year ended December 31, 2023
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destinations Operations	PDP	Sierra Parima
Revenue	$14,514	$481	$—	$—	$1,482	$(279)	$2,046	$18,244
Share of gain or (loss) from equity method investments, excluding impairments	(6,024)	288	1,192	(5,614)	—	(2,140)	—	(12,298)
Segment income (loss) from operations	(10,577)	(1,807)	1,192	(5,614)	(4,015)	(2,341)	(42,342)	(65,504)
Depreciation and amortization expense								(1,576)
Gain on deconsolidation of FCG								27,402
Share of equity method investee’s impairment of fixed assets								(26,084)
Impairment of equity method investments								(14,069)
Impairment of intangible assets								(2,377)
Interest expense								(1,124)
Interest income								95
Change in fair value of warrant liabilities								(2,972)
Change in fair value of earnout liabilities								(345,413)
Foreign exchange transaction gains (losses)								367
Income tax benefit								325
Net loss								$(430,930)
	Year ended December 31, 2022
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead		Total
		Destinations Operations	PDP	Sierra Parima
Revenue	$17,460	$293	$—	$—	$—	$(1,803)	$		$15,950
Share of gain or (loss) from equity method investments		3	3,229	(1,719)					1,513
Segment income (loss) from operations	698	(1,195)	3,229	(1,719)	(3,699)	(553)		(11,852)	(15,091)
Depreciation and amortization expense									(737)
Interest expense									(1,113)
Other expense									(9)
Foreign exchange transaction loss									(478)
Net loss									$(17,428)

Schdule of Identifiable Assets	Identifiable assets as of December 31, 2023 and December 31, 2022 are as follows:
	As of December 31,
	2023	2022
Falcon’s Creative Group	$30,930	$28,650
Destinations Operations	6,964	7,811
PDP	22,870	23,688
Sierra Parima	—	41,562
Falcons Beyond Brands	—	4,275
Unallocated corporate assets and intersegment eliminations	2,595	6,284
Total assets	$63,359	$112,270